Intangible Assets - Summary of Goodwill by Cash Generating Unit (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible assets other than goodwill [abstract]
Goodwill	$ 402,304	$ 382,285
Marketplace (FF.com)
Intangible assets other than goodwill [abstract]
Goodwill	226,131	176,776
Browns - Platform
Intangible assets other than goodwill [abstract]
Goodwill	0	19,015
Curiosity China
Intangible assets other than goodwill [abstract]
Goodwill	3,039	3,039
Brand Platform New Guards
Intangible assets other than goodwill [abstract]
Goodwill	171,060	181,381
Farfetch Platform Solutions
Intangible assets other than goodwill [abstract]
Goodwill	$ 2,074	$ 2,074